Future Net Payments Expected for Post Employee Benefit Obligations (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Future Net Benefit Payments Expected for Post Employee Benefit Obligations	Future net benefit payments are expected as follows:
Future Net Benefit Payments
(In thousands)
Year-ended:
2014	$493
2015	580
2016	682
2017	807
2018	940
2019 through 2023	6,974
Total	$10,476